AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.9%
Asset-Backed Securities — 23.1%
Automobiles — 3.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	100	$100,228
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,052,878
Series 2021-01, Class C
0.940%	12/15/26	100	98,690
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	12	11,541
Series 2018-02, Class A2, 144A
3.140%	02/20/24	89	89,697
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	99,933
Ford Credit Auto Owner Trust,
Series 2021-A, Class C
0.830%	08/15/28	100	99,224
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	100	99,510
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	435	437,852
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	100	99,200
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	100	100,327
Series 2021-01, Class C
0.750%	02/17/26	100	99,762
			2,388,842
Collateralized Loan Obligations — 17.1%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28	750	750,255
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.073%(c)	01/16/26	45	44,608
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31	500	500,001
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.332%(c)	02/20/31	1,000	1,000,298
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.433%(c)	01/16/31	750	750,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31	1,000	$1,002,915
Series 2018-01A, Class A1AR, 144A
—%(p)	10/20/31	1,000	1,000,107
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.384%(c)	10/20/31	500	500,168
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.530%(c)	01/20/32	250	250,332
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.254%(c)	04/20/31	742	741,459
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.468%(c)	10/23/31	1,500	1,500,702
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.064%(c)	04/20/28	438	437,896
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31	497	497,300
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31	500	500,198
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.564%(c)	07/20/32	500	500,406
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.372%(c)	01/22/31	250	250,117
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29	967	965,555
			11,192,357
Credit Cards — 1.6%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,059,101
Equipment — 0.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	431	434,043

Total Asset-Backed Securities (cost $14,940,905)			15,074,343
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 13.9%
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	1,232	$1,282,700
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	124	126,098
Series 2014-CR21, Class A3
3.528%	12/10/47	448	477,605
Series 2014-LC17, Class A3
3.723%	10/10/47	115	115,628
Series 2015-DC01, Class ASB
3.142%	02/10/48	554	573,587
Series 2015-PC01, Class A5
3.902%	07/10/50	500	550,027
Series 2016-COR1, Class ASB
2.972%	10/10/49	1,100	1,168,579
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.312%(cc)	07/25/26	11,994	702,234
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	137	139,768
Series 2013-GC14, Class A3
3.526%	08/10/46	10	9,792
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,122	1,190,303
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	689	695,183
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48	339	355,786
Series 2016-C032, Class ASB
3.514%	12/15/49	938	1,011,757
Series 2016-C32, Class A1
1.968%	12/15/49	92	92,723
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	585	602,813

Total Commercial Mortgage-Backed Securities (cost $9,054,200)			9,094,583
Corporate Bonds — 17.1%
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	165	163,293
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	300,600
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	$21,078
			321,678
Banks — 4.2%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	465	522,408
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.122%(ff)	01/28/27	220	215,057
Sub. Notes
4.400%	06/10/25	370	411,011
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	265,329
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	64,726
3.850%	01/26/27	170	186,473
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	85	85,883
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	90	89,063
Sr. Unsec’d. Notes
3.200%	06/15/26	275	296,866
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	385	434,666
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	196,191
			2,767,673
Commercial Services — 1.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	839,239
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	125	125,122
			964,361
Diversified Financial Services — 1.8%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	270,795
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	380	381,582
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	266,923

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21(a)	250	$250,196
			1,169,496
Electric — 1.8%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	15,914
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	496,666
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	36,694
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	657,331
			1,206,605
Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	27,025
Insurance — 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25(a)	750	822,156
Media — 0.8%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	500	542,495
Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.400%	03/16/27	350	381,956
Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	580	584,449
Packaging & Containers — 0.2%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	148,938
Pharmaceuticals — 0.6%
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)	400	385,073
Pipelines — 0.5%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	337,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	255	$288,211
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	264,560
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	200	197,271
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	335	340,682
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	150	147,135
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	135	135,437
			1,373,296

Total Corporate Bonds (cost $10,738,445)			11,196,021
Sovereign Bonds — 3.6%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	207,781
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	266,565
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	313,587
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	500	511,187
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	842,839
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	208,772

Total Sovereign Bonds (cost $2,221,792)			2,350,731
U.S. Government Agency Obligations — 7.5%
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	1,500	1,472,060
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	1,500	1,475,380
Federal National Mortgage Assoc.
0.500%	06/17/25	500	495,036
2.125%	04/24/26(k)	1,345	1,420,836

Total U.S. Government Agency Obligations (cost $4,847,356)			4,863,312

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 20.7%
U.S. Treasury Bonds
1.625%	11/15/50	215	$179,357
3.625%	02/15/44(k)	3,115	3,832,423
U.S. Treasury Notes
0.250%	10/31/25	1,565	1,523,797
0.750%	03/31/26	220	218,058
1.125%	02/15/31	390	368,489
2.375%	08/15/24(k)	1,975	2,101,832
2.625%	02/15/29	390	421,931
2.875%	05/15/28	4,450	4,891,523

Total U.S. Treasury Obligations (cost $14,567,447)			13,537,410

Total Long-Term Investments (cost $56,370,145)			56,116,400

	Shares
Short-Term Investments — 17.7%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	544,840	5,023,423
PGIM Core Ultra Short Bond Fund(wc)	4,949,836	4,949,836
PGIM Institutional Money Market Fund (cost $1,616,358; includes $1,616,191 of cash collateral for securities on loan)(b)(wc)	1,617,168	1,616,360

Total Short-Term Investments (cost $11,585,821)		11,589,619

TOTAL INVESTMENTS—103.6% (cost $67,955,966)		67,706,019

Liabilities in excess of other assets(z) — (3.6)%		(2,372,178)

Net Assets — 100.0%		$65,333,841

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,577,578; cash collateral of $1,616,191 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
120	10 Year U.S. Treasury Notes	Jun. 2021	$15,712,500	$(302,607)
13	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,867,938	(45,909)
				(348,516)
A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
61	2 Year U.S. Treasury Notes	Jun. 2021	$13,464,320	$9,287
198	5 Year U.S. Treasury Notes	Jun. 2021	24,432,891	271,508
12	20 Year U.S. Treasury Bonds	Jun. 2021	1,855,125	65,914
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	1,993,406	91,862
				438,571
				$90,055

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
185	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(3,639)	$(3,639)
370	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(8,316)	(8,316)
900	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,243)	(13,315)	(11,072)
555	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,345)	(5,345)
				$(2,243)	$(30,615)	$(28,372)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
185	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$—	$3,456	$3,456
370	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	6,680	6,680
900	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	6,204	19,135	12,931
555	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	8,238	8,238
45,068	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	295,385	2,788,348	2,492,963
				$301,589	$2,825,857	$2,524,268

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5